Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income
VOYAGE REVENUES:	$ 395,162	$ 408,006	$ 444,926
EXPENSES:
Commissions	14,290	13,837	16,086
Voyage expenses	127,156	85,813	77,224
Charter hire expense (Note 5)	0	1,905	0
Vessel operating expenses	129,884	126,022	144,586
Depreciation	101,050	92,889	94,279
Amortization of deferred dry-docking costs	4,878	4,553	7,243
Management fees (Note 2(a))	15,598	14,143	13,273
General and administrative expenses	4,292	3,627	4,069
Management incentive award	0	425	0
Stock compensation expense (Note 9)	820	1,068	1,087
Foreign currency losses / (gains)	458	(378)	730
Net gain on sale of vessels	(5,001)	(19,670)	(5,122)
Vessel impairment charge	39,434	3,077	19,066
Total expenses	432,859	327,311	372,521
Operating (loss)/ income	(37,697)	80,695	72,405
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(53,571)	(62,283)	(45,877)
Interest income	2,715	2,626	3,572
Other, net	(397)	(3)	75
Total other expenses, net	(51,253)	(59,660)	(42,230)
Net (loss)/income	(88,950)	21,035	30,175
Less: Net income attributable to the noncontrolling interest	(546)	(1,267)	(1,490)
Net (loss)/income attributable to Tsakos Energy Navigation Limited	$ (89,496)	$ 19,768	$ 28,685
(Loss)/Earnings per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (1.94)	$ 0.50	$ 0.78
(Loss)/Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (1.94)	$ 0.50	$ 0.77
Weighted average number of shares, basic	46,118,534	39,235,601	36,940,198
Weighted average number of shares, diluted	46,118,534	39,601,678	37,200,187